Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain investments were managed by Bank of America, N.A. as of December 31, 2024 and for the period January 1, 2025 to May 31, 2025 and by Fidelity Management Trust Company thereafter, who acted as the Plan trustee and recordkeeper and, therefore, transactions related to these investments qualify as party-in-interest transactions. The Plan recorded expenses for Plan trustees of approximately $590,000 for the year ended December 31, 2025. The Plan also pays accounting and investment advisory fees. As service providers to the Plan, these transactions qualify as party-in-interest transactions. The Plan recorded expenses related to these service providers of approximately $205,000 for the year ended December 31, 2025.
The Plan held 471,182 and 563,108 shares of common stock of Travel + Leisure Co. as of December 31, 2025 and 2024, with fair values of $33,233,712 and $28,408,821.